Document and Entity Information	Dec. 16, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 16, 2025
Entity Registrant Name	Andersen Group Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-43014
Entity Tax Identification Number	33-4630773
Entity Address Address Line 1	333 Bush Street
Entity Address Address Line 2	Suite 1700
Entity Address City Or Town	San Francisco
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94104
City Area Code	415
Local Phone Number	764-2700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001 par value
Trading Symbol	ANDG
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0002065708